UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09417

Name of Fund: The BlackRock Pennsylvania Strategic Municipal Trust (BPS)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, The BlackRock Pennsylvania Strategic Municipal Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2013

Date of reporting period: 07/31/2012

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2012 (Unaudited)	BlackRock Pennsylvania Strategic Municipal Trust (BPS) (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania — 118.1%
Corporate — 4.2%
Beaver County IDA, Refunding RB,
FirstEnergy, Nuclear Generation Corp.
Project, Mandatory Put Bonds,
Series A, 3.38%, 1/01/35 (a)	$200	$204,324
Pennsylvania Economic Development
Financing Authority, RB, Aqua
Pennsylvania, Inc. Project, Series A,
AMT, 6.75%, 10/01/18	600	757,392
Pennsylvania Economic Development
Financing Authority,
Refunding RB, AMT:
Amtrak Project, Series A,
5.00%, 11/01/41	160	173,336
Aqua Pennsylvania, Inc.
Project, Series A, 5.00%,
12/01/34	180	199,087
		1,334,139
County/City/Special District/School District — 10.3%
City of Philadelphia Pennsylvania, GO,
Refunding, Series A (AGC), 5.00%,
8/01/24	370	417,830
City of Pittsburgh Pennsylvania, GO,
Refunding, Series B, 5.00%, 9/01/26	125	143,944
County of Lycoming Pennsylvania, GO,
Series A (AGM) (b):
4.00%, 8/15/38	160	163,547
4.00%, 8/15/42	100	102,125
County of York Pennsylvania, GO,
Refunding, 5.00%, 3/01/36	100	112,199
Falls Township Pennsylvania, RB, Water
& Sewer Authority, 5.00%, 12/01/37	200	225,400
Marple Newtown School District, GO
(AGM), 5.00%, 6/01/31	600	711,468
Owen J. Roberts School District, GO,
4.75%, 11/15/25	700	785,736
Philadelphia School District, GO,
Series E, 6.00%, 9/01/38	100	113,647
Philipsburg Osceola Area School District
Pennsylvania, GO (AGM):
5.00%, 4/01/41	155	164,553
Series A, 4.00%, 4/01/35 (b)	150	153,939
Series A, 4.00%, 4/01/38 (b)	110	111,122
Series A, 4.00%, 4/01/41 (b)	40	40,445
		3,245,955
Education — 17.0%
Adams County IDA, Refunding RB,
Gettysburg College:
5.00%, 8/15/24	100	115,776
5.00%, 8/15/25	100	115,077
Cumberland County Municipal Authority,
RB, AICUP Financing Program,
Dickinson College Project, 5.00%,
11/01/39	200	222,982

	Par
Municipal Bonds	(000)	Value
Pennsylvania (continued)
Education (concluded)
Delaware County Authority,
Refunding RB:
Haverford College, 5.00%,
11/15/35	$415	$468,560
Villanova University, 5.25%,
12/01/31	100	115,135
Pennsylvania Higher Educational
Facilities Authority, RB:
Drexel University, Series A (NPFGC),
5.00%, 5/01/37	150	161,444
Thomas Jefferson University,
5.00%, 3/01/40	1,000	1,107,540
University of Pennsylvania
Health System, Series A,
4.00%, 8/15/39	215	218,558
University of Pennsylvania
Health System, Series A,
5.00%, 8/15/42	270	299,684
Pennsylvania Higher Educational
Facilities Authority, Refunding RB:
Drexel University, Series A,
5.25%, 5/01/41	1,180	1,331,571
State System of Higher
Education, Series AL, 5.00%,
6/15/35	100	115,443
State Public School Building Authority,
RB, Community College of Allegheny
County Project (AGM), 5.00%,
7/15/34	310	347,758
University of Pittsburgh Pennsylvania,
RB, Capital Project, Series B, 5.00%,
9/15/28	610	730,493
		5,350,021
Health — 38.8%
Allegheny County Hospital Development
Authority, Refunding RB, Health
System, West Penn, Series A:
5.00%, 11/15/28	250	210,415
5.38%, 11/15/40	330	269,478
Berks County Municipal Authority,
Refunding RB, Reading Hospital &
Medical Center Project, Series A-3,
5.50%, 11/01/31	500	578,060
Bucks County IDA, Refunding RB,
Pennswood Village Project, Series A,
6.00%, 10/01/12 (c)	1,150	1,172,402
Centre County Hospital Authority, RB,
Mount Nittany Medical Center Project,
7.00%, 11/15/46	390	471,502
Cumberland County Municipal Authority,
Refunding RB, Diakon Lutheran,
6.38%, 1/01/39	500	544,175

BLACKROCK PENNSYLVANIA STRATEGIC MUNICIPAL TRUST	JULY 31, 2012	1

Schedule of Investments (continued)	BlackRock Pennsylvania Strategic Municipal Trust (BPS) (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania (continued)
Health (concluded)
Dauphin County General Authority,
Refunding RB, Pinnacle Health
System Project, Series A, 6.00%,
6/01/29	$500	$569,495
Franklin County IDA Pennsylvania,
Refunding RB, Chambersburg
Hospital Project, 5.38%, 7/01/42	415	448,407
Lehigh County General Purpose
Authority, Refunding RB, Saint Luke's
Bethlehem Hospital, 5.38%,
8/15/13 (c)	2,000	2,106,720
Montgomery County Higher Education &
Health Authority, RB, Abington
Memorial Hospital (b):
3.25%, 6/01/26	115	111,496
3.75%, 6/01/31	85	83,530
Montgomery County IDA Pennsylvania,
RB, Acts Retirement Life
Communities, Series A, 4.50%,
11/15/36	375	376,575
Montgomery County IDA Pennsylvania,
Refunding RB, Acts Retirement Life
Communities:
5.00%, 11/15/27	175	190,545
5.00%, 11/15/28	110	119,295
5.00%, 11/15/29	100	107,692
Pennsylvania Higher Educational
Facilities Authority, Refunding RB,
University of Pittsburgh Medical
Center, Series E, 5.00%, 5/15/31	1,000	1,105,750
Philadelphia Hospitals & Higher
Education Facilities Authority, RB,
Children's Hospital of Philadelphia,
Series C, 5.00%, 7/01/41	940	1,041,858
Saint Mary Hospital Authority, Refunding
RB, Catholic Health East, Series A:
5.00%, 11/15/26	250	273,932
5.00%, 11/15/27	175	190,647
South Fork Municipal Authority,
Refunding RB, Conemaugh Valley
Memorial, Series B (AGC), 5.38%,
7/01/35	245	272,046
Southcentral General Authority,
Refunding RB, Wellspan Health
Obligor Group, Series A, 6.00%,
6/01/29	1,250	1,446,825
Union County Hospital Authority,
Refunding RB, Evangelical Community
Hospital Project, 7.00%, 8/01/41	460	533,623
		12,224,468
Housing — 10.6%
Pennsylvania HFA, RB, S/F Mortgage, AMT:
Series 94-A, 5.10%, 10/01/31	150	155,124
Series 95-A, 4.90%, 10/01/37	970	988,440

	Par
Municipal Bonds	(000)	Value
Pennsylvania (continued)
Housing (concluded)
Pennsylvania HFA, Refunding RB, S/F Mortgage:
Series 92-A, AMT, 4.75%,
4/01/31	$105	$107,075
Series 105-C, 4.88%,
10/01/34	300	318,639
Series 110-B, 4.75%,
10/01/39	190	193,731
Series 97-A, AMT, 4.65%,
10/01/31	1,300	1,334,073
Series 99-A, AMT, 5.15%,
4/01/38	210	227,615
		3,324,697
State — 8.6%
Commonwealth of Pennsylvania, GO,
First Series:
5.00%, 6/01/28	1,710	2,095,639
5.00%, 3/15/29	275	328,562
State Public School Building Authority,
Refunding RB, Harrisburg School
District Project, Series A (AGC),
5.00%, 11/15/33	250	273,580
		2,697,781
Transportation — 23.9%
City of Philadelphia, Pennsylvania, ARB,
Series A:
5.00%, 6/15/40	1,325	1,420,135
AMT (AGM), 5.00%, 6/15/37	1,150	1,205,591
Delaware River Port Authority, RB,
Series D, 5.00%, 1/01/40	750	824,452
Pennsylvania Turnpike Commission,
Motor License Fund, Enhanced
Turnpike Subordinate Special
Revenue, RB, Series A:
5.00%, 12/01/37	140	158,378
5.00%, 12/01/42	215	242,855
Pennsylvania Turnpike Commission, RB:
Senior Lien, Series A, 5.00%,
12/01/42	470	536,364
Series A, (AMBAC), 5.25%,
12/01/32	870	943,724
Sub-Series A, 5.13%,
12/01/26	100	115,179
Sub-Series A, 6.00%,
12/01/41	100	113,625
Sub-Series B, 5.25%,
12/01/41	325	362,804
Pennsylvania Turnpike Commission,
Refunding RB, Sub-Series B:
5.25%, 6/01/24	250	290,255
5.25%, 6/01/39	500	547,655

BLACKROCK PENNSYLVANIA STRATEGIC MUNICIPAL TRUST	JULY 31, 2012	2

Schedule of Investments (continued)	BlackRock Pennsylvania Strategic Municipal Trust (BPS) (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania (concluded)
Transportation (concluded)
Southeastern Pennsylvania
Transportation Authority, RB, Capital
Grant Receipts:
5.00%, 6/01/28	$290	$332,763
5.00%, 6/01/29	385	440,810
		7,534,590
Utilities — 4.7%
Bucks County Water & Sewer Authority,
RB, Water System (AGM), 5.00%,
12/01/41	100	113,470
City of Philadelphia, Pennsylvania, RB:
Gas Works Revenue, Ninth Series,
5.25%, 8/01/40	270	288,527
Gas Works Revenue, Series A,
5.25%, 1/01/36	100	111,130
Water & Sewer Revenue, Series C
(AGM), 5.00%, 8/01/40	350	390,233
Lycoming County Water & Sewer
Authority, RB (AGM), 5.00%,
11/15/41	100	107,902
Pennsylvania Economic Development
Financing Authority, RB:
American Water Co. Project,
6.20%, 4/01/39	210	246,166
Philadelphia Biosolids Facility,
6.25%, 1/01/32	185	206,327
		1,463,755
Total Municipal Bonds in Pennsylvania		37,175,406

Guam — 0.5%
State — 0.5%
Territory of Guam, Limited Obligation
Bonds, RB, Section 30, Series A,
5.63%, 12/01/29	150	168,594
Puerto Rico — 8.5%
State — 6.1%
Commonwealth of Puerto Rico, GO,
Refunding, Sub-Series C-7 (NPFGC),
6.00%, 7/01/27	385	434,049
Puerto Rico Public Buildings Authority,
Refunding RB, Government Facilities,
Series N, 5.00%, 7/01/37	300	301,413
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A, 6.38%,
8/01/39	1,000	1,184,630
		1,920,092

	Par
Municipal Bonds	(000)	Value
Puerto Rico (concluded)
Utilities — 2.4%
Puerto Rico Aqueduct & Sewer
Authority, Refunding RB, Senior Lien,
Series A, 6.00%, 7/01/38	$200	$213,072
Puerto Rico Electric Power Authority, RB,
Series WW, 5.50%, 7/01/38	500	531,030
		744,102
Total Municipal Bonds in Puerto Rico		2,664,194

Total Municipal Bonds – 127.1%		40,008,194

Municipal Bonds Transferred to Tender
Option Bond (TOB) Trusts (d)
Pennsylvania — 38.3%
Education — 8.4%
Pennsylvania Higher Educational
Facilities Authority, RB, University of
Pennsylvania Health System, 5.75%,
8/15/41	850	997,084
Pennsylvania Higher Educational
Facilities Authority, Refunding RB,
Trustees of the University of
Pennsylvania, Series C, 4.75%,
7/15/35	500	524,710
Pennsylvania State University, RB,
5.00%, 3/01/40	1,000	1,112,490
		2,634,284
Health — 12.9%
Geisinger Authority, RB:
Series A, 5.13%, 6/01/34	500	556,690
Series A, 5.25%, 6/01/39	1,000	1,112,706
Series A-1, 5.13%, 6/01/41	1,160	1,302,112
Philadelphia Hospitals & Higher
Education Facilities Authority,
Refunding RB, Jefferson Health
System, Series B, 5.00%, 5/15/40	1,000	1,095,730
		4,067,238
Housing — 5.9%
Pennsylvania HFA, Refunding RB, S/F:
Series 96-A, AMT, 4.70%,
10/01/37	480	489,979
Series 105-C, 5.00%, 10/01/39	500	533,805
Series 113, 4.85%, 10/01/37	780	828,703
		1,852,487
State — 11.1%
Commonwealth of Pennsylvania, GO,
First Series:
5.00%, 3/15/28	825	987,668
5.00%, 11/15/30	1,180	1,415,563

BLACKROCK PENNSYLVANIA STRATEGIC MUNICIPAL TRUST	JULY 31, 2012	3

Schedule of Investments (continued)	BlackRock Pennsylvania Strategic Municipal Trust (BPS) (Percentages shown are based on Net Assets)

	Par
Municipal Bonds Transferred to Tender	(000)	Value
Option Bond (TOB) Trusts (d)
Pennsylvania (concluded)
State (concluded)
Pennsylvania Turnpike Commission, RB,
Series C of 2003 Pennsylvania
Turnpike (NPFGC), 5.00%, 12/01/32	$1,000	$1,109,060
		3,512,291
Municipal Bonds Transferred to Tender Option Bond
(TOB) Trusts in Pennsylvania		12,066,300

Puerto Rico — 1.1%
State — 1.1%
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, Series C, 5.25%,
8/01/40	300	333,138
Total Municipal Bonds Transferred to Tender
Option Bond (TOB) Trusts – 39.4%		12,399,438
Total Long-Term Investments
(Cost – $48,012,708) – 166.5%		52,407,632

Short-Term Securities	Shares
BIF Pennsylvania Municipal Money
Fund, 0.00% (e)(f)	1,585,209	1,585,209
Total Short-Term Securities
(Cost – $1,585,209) – 5.0%		1,585,209
Total Investments (Cost - $49,597,917*) – 171.5%		53,992,841
Liabilities in Excess of Other Assets – (1.1)%		(345,058)
Liability for TOB Trust Certificates, Including Interest
Expense and Fees Payable – (18.6)%		(5,872,135)
VRDP Shares, at Liquidation Value – (51.8)%		(16,300,000)
Net Assets Applicable to Common Shares – 100.0%		$31,475,648

*	As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$43,809,369
Gross unrealized appreciation	$4,396,433
Gross unrealized depreciation	(82,222)
Net unrealized appreciation	$4,314,211

(a)	Variable rate security. Rate shown is as of report date.
(b)	When-issued security. Unsettled when-issued transactions were as follows:

		Unrealized
		Appreciation
Counterparty	Value	(Depreciation)
First Clearing, LLC	$571,178	$15,664
Goldman Sachs & Co.	$195,026	$ (170)

(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(e)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at	Net	Held at
Affiliate	April 30, 2012	Activity	July 31, 2012	Income
BIF Pennsylvania
Municipal
Money Fund	1,862,600	(277,391)	1,585,209	—

(f)	Represents the current yield as of report date.
•	For Trust compliance purposes, the Trust‘s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single Family

BLACKROCK PENNSYLVANIA STRATEGIC MUNICIPAL TRUST	JULY 31, 2012	4

Schedule of Investments (concluded)	BlackRock Pennsylvania Strategic Municipal Trust (BPS)
•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the Trust's investments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	—	$52,407,632	—	$52,407,632
Short-Term
Securities	$1,585,209	—	—	1,585,209
Total	$1,585,209	$52,407,632	—	$53,992,841

[1]	See above Schedule of Investments for values in the state or political subdivision.

Certain of the Trust’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2012, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB trust
certificates	—	$ (5,869,261)	—	$ (5,869,261)
VRDP
shares	—	(16,300,000)	—	(16,300,000)
Total	—	$(22,169,261)	—	$(22,169,261)

There were no transfers between levels during the period ended July 31, 2012.

BLACKROCK PENNSYLVANIA STRATEGIC MUNICIPAL TRUST	JULY 31, 2012	5

Item 2 –  Controls and Procedures

2(a) –    The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –    There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The BlackRock Pennsylvania Strategic Municipal Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
The BlackRock Pennsylvania Strategic Municipal Trust

Date: September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
The BlackRock Pennsylvania Strategic Municipal Trust

Date: September 25, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
The BlackRock Pennsylvania Strategic Municipal Trust

Date: September 25, 2012